Basis of preparation	12 Months Ended
Dec. 31, 2025
Basis of preparation [Abstract]
Basis of preparation
2.	Basis of preparation

These consolidated and combined financial statements have been prepared on a consolidated basis at the Murano Global Investments PLC level as of and for the years ended December 31, 2025 and 2024 and on a combined basis as of December 31, 2023 for Murano PV, S. A. de C. V. and the combined entities described in b. Capital restructuring below prior to the capital restructuring which occurred on March 8, 2024.Since the entities included in these financial statements were under common control both prior to and after the capital restructuring, it had no material impact on the financial position, results or operations, or cash flows presented.

a.	Statement of compliance

The Company has prepared these consolidated and combined financial statements in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).

Basis of measurement

The consolidated and combined financial statements have been prepared on the historical cost basis, except for derivative financial instruments, net defined benefit liability and certain items of property, construction in process and equipment such as land, buildings and construction in process, which are measured at fair value at the end of each reporting period.

b.	Capital restructuring

On March 8, 2024, the Company underwent a restructuring to establish Murano Global Investments PLC  as the parent Company of the Company and Murano PV, S. A. de C. V. as the intermediate holding entity of the Mexican structure: Murano World, Edificaciones BVG, the Insurgentes Security Trust, Inmobiliaria Insurgentes 421, OHI421, OHI421 Premium Operadora Hotelera GI (GIC I), Operadora Hotelera Grand Island (GIC II), Fideicomiso Murano 2000 (the GIC I Trust), Fideicomiso Murano 4000 (the GIC II Trust), Fideicomiso Murano 1000, Servicios BVG, and Murano Management.

The capital restructuring involved a series of transactions between the entities and their shareholders, whereby some of the existing shareholders sold their shares and transferred their beneficiary rights to other entities within the Company in exchange for cash and promissory notes.

Since the entities within the Company were under common control prior to and after the capital restructuring, the capital restructuring does not qualify as a business combination under IFRS 3 Business Combinations. Management deems it appropriate to account for the capital restructuring at the carrying amount for presentation purposes of the financial statements and related notes after the business combination held on March 20, 2024, mainly because prior to and after the capital restructuring, the entities within the Company are controlled by the same group of shareholders.

The capital restructuring was measured at the previous carrying amounts of assets and liabilities.

c.	Going concern basis

These consolidated and combined financial statements have been prepared assuming the Company  will continue as a going concern. However, management has identified material uncertainties that may cast substantial doubt on the ability of the Company to continue as a going concern. As a result, the Company may be unable to realize its assets and discharge its liabilities in the normal course of business.

The Company is an early-stage and emerging growth company. The Company has incurred significant debt primarily to fund operating expenses and finance the construction projects and to start up the hotel operations mentioned in note 1 (a). As of December 31, 2025, total current liabilities exceed the amount of total current assets, and management believes that financial resources to fund its operations for the twelve months subsequent to the authorization and issuance of these consolidated and combined financial statements may be insufficient.

In addition, as of December 31, 2025, certain covenants have been breached as follows:

i.
The debt service reserves related to the Insurgentes 421 loan with Bancomext have not been fully funded  as of December 31, 2025 in accordance with the last amendment to this loan dated July 4, 2025 (amended from time to time); also the valuation report that should be delivered to comply with the loan to value ratio of 2 to 1 has not been delivered on April 2025 that is the second anniversary of this loan. As of the date of the issuance of these financial statements, the Company is in breach of this loan as described above and is planning to start discussions with the lender to potentially obtain a waiver from these breaches in the short term. As of the date of issuance of these financial statements such waiver has not been granted.

As of December 31, 2025, the outstanding principal amount of this loan was U.S.$98.7 million ($1,772.6 million pesos), and as a result of the covenant breach described above, the loan was classified as a current liability.

ii.
The loan obtained with ALG described in Note 10 (5)., is in breach as the Company did not pay the annual interest due in December 2025 and 2024. The loan has not been accelerated and ALG has not notified any intention to accelerate the loan, however pursuant to IAS 1 “Presentation of Financial Statements”, the principal amount of this loan U.S.$20 million ($359.1 million pesos)  is classified as a current liability as of December 31, 2025 due to the covenant breach.

iii.
The Company did not make the second coupon interest payment due on September 12, 2025 with respect to the US$300MM 11.00% Senior Secured Notes due 2031 (the “2031 Notes”) and failed to cure this situation within the 30-day grace period ending on October 12, 2025. Such failure constitutes an Event of Default under the Indenture governing the 2031 Notes. The Company also  delivered the 2024 audited financial statements of the entities Murano PV,  Fideicomiso Murano 2000, Operadora Hotelera GI, and Fideicomiso CIB 4323 after the 120 days period established in Section 4.03 of the Indenture governing the 2031 Notes issued on September 12, 2024  as described in note 10 (11).  As of December 31, 2025, the Company has not yet delivered the audited financial statements as of December 31, 2024 of the Trust 3224, which includes the mortgage over the private unit 2 of the Cancun Complex, as this trust has no operations other than the mortgage described above. In addition, as of the date of the issuance of these financial statements, the Company has not yet delivered the audited financial statements as of December 31, 2025 required under the Indenture governing the 2031 Notes.  The Company expects to deliver those financial statements in the short term.

Due to the breaches described above the 2031 Notes are classified as current liability as of December 31, 2025 in the amount of U.S.$306 million ($5,494.1 million pesos).

The Company continued with formal discussion with the ad hoc group of the 2031 Note holders  after December 31, 2025, and, as described, in note 20 (b) a term sheet agreement for the restructuring of the 2031 Notes was reached on March 10, 2026. See note 20 (b) for additional information.

iv.
As of December 31, 2025 the Company did not make the 2025 fourth quarter interest payment as per the amortization table of the NAFIN loan described in note 10 (8).  The Company also breached the following covenants included in the waiver obtained last June 26, 2025 for this loan: (i) As mentioned in note 1 a) the construction of the 616 hotel rooms related to the GIC I second phase were not finalized before December 31, 2025; (ii) The Company did not execute the change in mortgage guarantee from the private units 4 & 5 of the Cancun complex to the private unit 3.

As result of the covenant breach described above, the NAFIN loan is classified as current liability as of December 31, 2025 in the amount of U.S.$58.2 million ($1,044.4 million pesos).

The Company maintained active discussions with NAFIN to make the payment of the balance of this loan by executing the mortgage guarantee and is revisiting if the private unit 5 of the Cancun Complex will be sufficient to cover the debt balance.

v.
The Company did not make the interest payment for the four-month period of the Exitus Loan V described in note 10 (2)., as of December 31, 2025.  The Company also breached a covenant of this agreement that requires the Company to pay an equity kicker in the amount of U.S.3,102,985 or its equivalent in Murano Global Investment ordinary shares (approximately 356,665 at a share price of U.S.$8.7). Since the Company did not pay the equity kicker nor issued the shares no debt or equity has been recognized. As result of the covenant breaches described above the Exitus loan V is classified as current liability as of December 31, 2025 in the amount of U.S.$20.4 million ($366.3 million pesos).

The Company maintained active discussion with Exitus to make the payment of this loan with a payment in kind.

vi.
The Company did not make interest or principal, as applicable, under the instruments signed with Finamo as described in notes 10 (3)., (4)., (9) and (10).,  from January 1st to December 31, 2025.  Management is discussing a potential restructuring of these debts, including a  payment in kind with the collateral that guaranteed such debts.  As of December 31, 2025 the Company is committed to reach an agreement with its lenders in order to finalize  the restructuring process of these debts.

As result of the covenant breach described above, the Finamo loans are classified as current liability as of December 31, 2025 in the amount of  approximately U.S.$53.7 million ($964.2 million pesos).

vii.
The Company did not make lease payments under the Coppel lease agreement from September to December 2025.  The Company maintained active discussion with Coppel to restructure the lease while continuing to evaluate potential payment in kind  to the lessor.

As of the date of the issuance of these financial statements the negotiations described above are in process of formalization.

See notes 10 and 20 for additional details about defaults subsequent to December 31, 2025.

Certain covenant tests will arise, under the terms of the various Company loans, during the following twelve months after the financial statements are authorized to be issued, which Management does not expect will be met.  In order to address and mitigate the risks of such possible covenant breaches in the future, the Company is in communications with each lender to execute a debt restructuring as described above.  The plan is that the debt restructuring will address and resolve the risks of such future possible covenant breaches through negotiating different terms with the various lenders.  Whilst the terms of such a debt restructuring have not yet been agreed with all the Company’s various lenders, Management believes that such a restructuring plan will mitigate the risk over the Company’s ability to continue as a going concern. The Company has also considered alternative strategies with respect to the hotel operations in Cancun, including changes to the hotel management agreement and operational partners, which could generate additional cash flows compared to the current commercial arrangements as well as a payment in kind with the assets of the Company.

As a result of these conditions, substantial doubt exists about the ability of the Company to continue as a going concern following twelve months after the financial statements are authorized to be issued.

Management continues evaluating strategies to obtain the required additional funding necessary for future operations, to comply with all covenants as required by the loan agreements or to execute a debt restructuring plan which would result in favorable modifications or removal of certain covenants, and to be able to discharge the outstanding debt and other liabilities as they become due. In assessing these strategies, management has considered the available cash resources, inflows from the hotels that are already in operation, and future financing options available to the Company such as new or restructured loan agreements. However, the Company may be unable to access further equity or debt financing when needed.  As such, there can be no assurance that the Company will be able to obtain additional liquidity when needed or under acceptable terms, if at all.

These consolidated and combined financial statements do not include any adjustments to the carrying amounts and classifications of assets and liabilities and reported expenses that may otherwise be required if the going concern basis for the Company as of December 31, 2025, and for the year then ended, and for entities comprising the Company, were not appropriate.

d.	Functional and presentation currency

These consolidated and combined financial statements are presented in Mexican pesos. All amounts have been rounded, unless otherwise indicated.

For each entity, the Company determines the functional currency and items included in the financial statements of each entity are measured using that functional currency.

For purposes of disclosure in the notes to these consolidated and combined financial statements, “pesos” or “$”, means Mexican pesos and “dollars” or “U.S.$” means United States of America dollars.

e.	Segments

Operations are managed and the financial performance is evaluated on a company-wide basis. Accordingly, all of the Company’s hotels, construction and service operations are considered by management in one reportable operating segment; therefore, no separate segment disclosures are presented.

f.	Use of judgments and estimates

In preparing these consolidated and combined financial statements, management has made judgments and estimates that affect the application of the Company’s accounting policies and the reported amounts of assets, liabilities, income, and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

A.	Judgments

Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the combined financial statements is included in the following notes:

Note 3(g) - Construction in process, land and buildings: Subsequent measurement of construction in process is at fair value based on periodic, at least annual valuations performed by external independent appraisers.

B.	Assumptions and estimation uncertainties

Information about assumptions and estimation uncertainties as of December 31, 2025, that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year is included in the following notes:

Note 2c – assumptions about going concern matters.
Note 7 - determining the fair value of construction in process, land and building on the basis of significant unobservable inputs;
Note 8 - determining the fair value of the investment property on the basis of significant unobservable inputs;
Note 9 – determining the valuation of leases;
Note 11 - measurement of defined benefit obligations: key actuarial assumptions;
Note 13 - recognition of deferred tax assets: availability of the future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized;
Note 14 - determining the fair value of financial derivative instruments; and
Note 19 - recognition and measurement of provisions and contingencies: key assumptions about the likelihood and magnitude of an outflow of resources.

C.	Measurement of fair value

A number of the Company’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

The Company reviews the significant observable inputs and valuation adjustments.

If third-party information, such as broker quotes or pricing services, is used to measure fair values, the Company evaluates the evidence obtained from third parties to support the conclusion that these valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which the valuations should be classified.

When measuring the fair value of an asset or a liability, the Company uses observable market data whenever possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•	Level 3: Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Further information about the assumptions made in measuring fair values is included in the following notes:

-	Note 7 - Property, construction in process and equipment.
-	Note 8 - Investment Property.
-	Note 12 - Warrants
-	Note 14 - Financial instruments - Fair value and risk management.